Sextant

Mutual Funds

(Graphic Omitted)

Fellow Shareowners:

The "New Economy" fantasy era is over, and with it the long bull market. Much has changed in the market in the last year. Technology is a wreck, profits turned to losses, and greed to fear. Consumer confidence has fallen with declines in portfolio values, capital spending is off, productivity is decreasing, and corporate earnings are in a tailspin. Unemployment is jumping, and a major recession looms.

Faced with this worsening outlook, the Federal Reserve reversed last year's trend to higher interest rates that caused much of the pain. Now, stimulative interest rate cuts and federal income tax rate reductions are the hopes to re-energize the US economy. Recovery will take longer than most expect.

Prudent investors do well to remember that change is the only real constant. Today's choppy economic seas will again be soothed by the "invisible hand" of free economic markets. Change is the rationale for our four distinctly different Sextant funds, which allow investors to choose the variable returns of the domestic and international stock markets, long-term bond, or the safety of short-term bonds.

As would be expected for the six and twelve months ended May 31st, the Short-Term Bond Fund and Bond Income Fund easily outdistanced the Growth and International Funds. Relative performance of the Sextant Funds continued their long-term record of being above average, as both Growth and International Funds outperformed their peers for the twelve months, as did the Bond Income Fund.

Our Sextant Funds employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results. For the six and twelve months ended May 31, 2001 comparative total returns are:

Sextant Fund	6-month Total Return	12-month Total Return	vs. Morningstar	12-month Total Return
Short-Term Bond	+3.85%	+8.23%	Short-Term Bonds	+10.14%)
Bond Income	+5.52%	+13.03%	Long-Term Bonds	+12.87%
Growth	-6.61%	-4.01%	Domestic Growth	-4.26%
International	-5.873%	-16.13%	Foreign Stock	-18.08%)

While our funds remain small, growing awareness of the Sextant Funds and their excellent services means the assets in the four funds are up from last May 31st. it has been an exciting year so far and we are looking forward to the second half. Thank you for investing your money with ours.

Respectfully,

Nicholas Kaiser, President	Phelps McIlvaine, Vice President
(Manager, Sextant Growth; Sextant International)	(Manager, Sextant Bond Income; Sextant Short-Term Bond)

July 11, 2001

May 31, 2001 Semi-Annual Report	1

(graphic omitted)SEXTANT SHORT-TERM BOND FUND	INVESTMENTS

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
	Aerospace - Aircraft (3.6%)
A	McDonnell Douglas /Boeing Capital	9.25% 04/1/2002	$75,000	$77,580
	Auto/Truck Manufacturing (4.3%)
A-	Daimler Crysler Corporation	6.90% 9/1/2004	90,000	91,629
	Banking (7.7%)
A+	Australia & New Zealand Bank	6.25% 2/1/2004	85,000	85,663
A-	Washington Mutual Financial Corp.	8.25% 6/15/2005	75,000	80,633
	SUB-TOTAL		160,000	166,296
	Broadcasting (2.3%)
A	Walt Disney Company	8.00% 1/26/2015	50,000	50,325
	Building Products (3.4%)
A-	Lowes Companies	7.5% 12/15/2005	70,000	73,227
	Chemicals (3.1%)
A-	Praxair Inc.	6.15% 4/15/2003	65,000	65,461
	Computer (7.1%)
AA-	Hewlett Packard Co.	7.15% 6/15/2005	70,000	72,072
BBB+	Sun Microsystems	7.35% 8/15/2004	80,000	81,056
	SUB-TOTAL		150,000	153,128
	Cosmetics & Toiletries (3.5%)
BBB	Dial Corporation	6.625% 6/15/2003	75,000	75,750
	Finance & Insurance (7.1%)
A-	Lincoln National Insurance.	7.25% 5/15/2005	100,000	102,720
A+	Morgan Stanley	9.375% 6/15/2001	50,000	49,735
	SUB-TOTAL		150,000	152,455
	Food (2.4%)
A-	Coca Cola Enterprises	7.875% 2/1/2002	50,000	50,830
2	May 31, 2001 Semi-Annual Report

(graphic omitted)SEXTANT SHORT-TERM BOND FUND	INVESTMENTS

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
	Oil & Gas (14.%)
AA+	Amoco Canada	7.25% 12/1/2002	70,000	71,890
A-	Columbia Energy Corp.	6.61% 11/28/2002	50,000	50,340
A-	Fina Oil & Chemical	6.875% 7/15/2001	75,000	74,723
BBB+	Union Oil of California	7.20% 5/15/2005	100,000	103,560
	SUB-TOTAL		295,000	300,513
	Machinery (11.6%)
A	Deere	6.55% 7/15/2004	90,000	91,152
A	Eaton Corp.	6.95% 11/15/2004	85,000	86,861
A-	Ingersol Rand Corp	6.38% 11/19/2001	70,000	70,105
	SUB-TOTAL		245,000	248,118
	Medical - Health Maintenance Org. (10.5%)
AAA	Aetna Services	6.75% 8/15/2001	70,000	69,944
A	American Home Products	7.90% 2/15/2005	75,000	78,713
A	Cardinal Health Inc.	6.50% 2/15/2004	75,000	76,297
	SUB-TOTAL		220.000	224,954
	Retailing (2.3%)
BBB	Safeway Corp.	6.05% 11/15/2003	50,000	50,170
	Telecommunications (4.6%)
BBB+	Sprint Capital Corp.	5.875% 5/1/2004	100,000	97,890
	Transportation - Air Freight (2.6%)
BBB	Federal Express Corp.	9.875% 4/1/2002	55,000	56,584
AAA	U.S. Government (3.9%)
	US Treasury Note	6.00% 8/15/2004	80,000	83,150
	Total Investments (94%)	(Cost = $1,982,890)	$1,980,000	2,018,060
	Other Assets (net of liabilities) (6%)			129,610
	Total Net Assets (100%)			2,147,670
	*Ratings are the lesser of S&P or Moody's (unaudited)

May 31, 2001 Semi-Annual Report	3

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FINANCIAL HIGHLIGHTS	SEXTANT SHORT-TERM BOND FUND (Graphic Omitted)

Selected data per share of capital stock outstanding throughout the year:
			For the year ended November 30,
		Period ended May 31, 2001	2000	1999	1998	1997	1996
Net asset value at beginning of period		$4.95	$4.92	$5.04	$4.99	$5.00	$5.03
Income from investment operations
	Net Investment Income	0.16	0.27	0.26	0.27	0.27	0.25
	Net gains or losses on securities
	(both realized and unrealized)	0.03	0.03	(0.12)	0.05	(0.01)	(0.03)
Total from investment operations		0.19	0.30	0.14	0.32	0.26	0.22
	Less distributions
	Dividends (from net investment income)	(0.14)	(0.27)	(0.26)	(0.27)	(0.27)	(0.25)
	Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions		(0.14)	(0.27)	(0.26)	(0.27)	(0.27)	(0.25)
Net asset value at end of period		$5.00	$4.95	$4.92	$5.04	$4.99	$5.00
Total Return		3.85%	6.20%	2.88%	6.67%	5.45%	4.85%
Ratios / Supplemental Data
Net assets ($000), end of period		$2,148	$2,555	$1,795	$1,908	$2,508	$2,016
Ratio of gross expenses to average net assets		0.30%	0.61%	0.47%	0.48%	0.60%	0.85%
Ratio of net investment income to average net assets		2.76%	5.45%	5.22%	5.57%	5.58%	6.30%
Portfolio turnover rate		20%	12%	21%	71%	47%	100%
For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to the ratio of expenses to average monthly net accost would be .24%, .41%, .57%, .44%, .40%, and .52% respectively.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2001
Assets
	Investments (Cost $1,982,890)	$2,018,060
	Cash	92,858
	Interest Receivable	36,998
	Total Assets		2,147,916
Liabilities
	Other Liabilities	246
	Total Liabilities		246
Net Assets			$2,147,670

Fund Shares Outstanding			429.427

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	2,147,812
	Accumulated net realized loss on investments	(35.312)
	Unrealized net appreciation to Fund shares outstanding	35,170
	Net Assets applicable to Fund shares outstanding		$2,147,670

Net Asset Value, Offering and Redemption price per share			$5.00

(The accompanying notes are an integral part of these financial statements)

4	May 31, 2001 Semi-Annual Report

(Graphic Omitted) SEXTANT SHORT-TERM BOND FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2001

Investment Income
	Interest income	$69,013
	Amortization of bond premium	(6,180)
	Miscellaneous income	600
	Accretion	170
	Gross investment income		63,603

Expenses
	Investment Advisor and administration fee	6,190
	Professional fees	1,549
	Custodian fees	1,087
	Printing and postage	680
	Filing and registration fees	606
	Other expenses	1,035
	Total gross expenses	11,147
	Less: Advisory fees waived	(3,834)
	Less: Custodian fees waived	(1,087)
	Net expenses		6,226
	Net Investment income		57,377

Net realized gain (loss) on investments
	Proceeds from sales	722,863
	Less: Cost of securities sold (based on identified cost)	737,627
	Realized net gain (loss)		(14,764)

Unrealized gain on investments
	End of period	35,170
	Beginning of period	(5,081)
	Increase in unrealized gain for the period		40,251
	Net realized and unrealized gain on investments		25,487

Net decrease in net assets resulting from operations			$82,864

STATEMENT OF CHANGES IN NET ASSETS	SEXTANT SHORT-TERM BOND FUND (Graphic Omitted)

		Period ended	Year ended
		May 31, 2001	Nov. 30, 2000
INCREASE IN NET ASSETS
From Operations:
	Net investment income	$57,377	$119,063
	Net realized loss on investments	(14,764)	(9,191)
	Net increase in unrealized appreciation	40,251	24,047
	Net increase in net assets from operations	82,864	133,919

Dividends to shareowners from:
	Net investment income	(58,259)	(119,079)
	Capital gains distributions	0	0
	Total Distributions	(58,259)	(119,079)

Fund share transactions:
	Proceeds from sales of shares	280,553	963,173
	Value of shares issued in reinvestment of dividends	57,540	118,846
		338,093	1,082,019
	Cost of shares redeemed	(769,673)	(337,611)
	Net increase (decrease) in net assets from share transactions	(431,580)	744,408
Total increase (decrease) in net assets		(406,975)	759,248
NET ASSETS
	Beginning of period	2,554,645	1,795,397
	End of period	2,147,670	2,554,645
Shares of the fund sold and redeemed
	Number of shares sold	56,186	196,084
	Number of shares issued in reinvestment of dividends	11,515	24,197
		67,701	220,281
	Number of shares redeemed	(154,726)	(68,785)
Net increase (decrease) in number of shares outstanding		(87,025)	151,496

(The accompanying notes are an integral part of these financial statements)

May 31, 2001 Semi-Annual Report	5

(Graphic Omitted) SEXTANT BOND INCOME FUND	INVESTMENTS

Rating	Issuer		Coupon/Maturity	Face Amount	Market Value
	Banking (12.7%)
A+	Chase Manhattan		7.125% 6/15/2009	$50,000	51,495
A	Citicorp		7.25% 10/15/2011	50,000	51,720
A-	Comerica Bank		7.125% 12/1/2013	50,000	48,214
AA-	Norwest Financial		6.85% 7/15/2009	50,000	49,905
		SUB-TOTAL		200,000	201,334
	Building Products (3.7%)
BBB	Masco Corporation		7.125% 8/15/2013	60,000	59,292
	Chemicals (3.4%)
A-	Air Products & Chemicals		8.75% 4/15/2021	50,000	54,270
	Computer (4.8%)
A	Dell Computer		6.55% 4/15/2008	30,000	28,797
AA-	IBM Corp.		6.30% 5/27/2011	50,000	47,350
		SUB-TOTAL		80,000	76,147
	Diversified Financial Services (4.3%)
AAA	General Electric Capital Corp.		8.125% 5/15/2012	60,000	67,554
	Electric Utilities (6.3%)
A+	Alabama Power		7.75% 2/1/2023	50,000	49,285
BBB	Commonwealth Edison		7.50% 7/1/2013	50,000	49,820
		SUB-TOTAL		100,000	99,105
	Electronics (3.0%)
BBB+	Koninlijke Phillips Electronics		7.25% 8/15/2013	50,000	48,029
	Food (6.5%)
Baa	Conagra		7.875% 9/15/2010	50,000	51,850
A+	Hershy Foods Co.		6.95% 8/15/2012	50,000	51,150
		SUB-TOTAL		100,000	103,000
	Insurance (3.3%)
A	Allstate		7.50% 6/15/2013	50,000	53,000
	Investment Finance (6.3%)
A	Morgan Stanley Dean Witter		6.75% 10/15/2013	50,000	48,940
BBB	Paine Webber Group		7.625% 2/15/2014	50,000	51,067
		SUB-TOTAL		100,000	100,007

6	May 31, 2001 Semi-Annual Report

(Graphic Omitted) SEXTANT BOND INCOME FUND	INVESTMENTS

Rating	Issuer	Coupon/Maturity	Face Amount	Market Value
	Machinery (3.0%)
BBB	Caterpillar Inc.		9.375% 8/15/2011	40,000	46,976
	Medical Supplies (2.6%)
A+	Becton Dickinson		7.15% 10/1/2009	40,000	40,648
	Oil & Gas (6.4%)
A	Norsk Hydro A/S (Yankee)		7.50% 10/1/2016	50,000	52,520
A	Texaco Capital		8.625% 6/30/2010	40,000	49,426
		SUB-TOTAL		90,000	101,946
	Retailing (13.7%)
A+	Dayton Hudson (Target Stores)		10.00% 1/1/2011	50,000	61,410
A	Lowe's Corp.		8.25% 6/1/2010	50,000	54,130
A+	,May Department Stores Corp.		8.00% 7/15/2012	50,000	54,865
AA	Wal-Mart Stores		7.25% 6/1/2013	45,000	47,200
			SUB-TOTAL	195,000	217,605
	Telecommunications (3.2%)
A+	GTE		6.90% 11/1/2008	50,000	50,120
	Transportation (6.4%)
A	General Motors		7.70% 4/15/2016	50,000	50,915
A-	US Freightways Corp.		8.5% 4/25/2010	50,000	50,977
		SUB-TOTAL		100,000	101,892
	US Government (6.1%)
AAA	US Treasury Bond		7.25% 5/15/2016	85,000	96,860
Total Investments (95.7%)	(Cost = $1,511,957)	$1,450,000	1,517,785
Other Assets (net of liabilities) (4.3%)			67,893
Total Net Assets (100%)			$1,585,678

*Ratings are the lesser of S&P or Moody's (unaudited)

May 31, 20001 Semi-Annual Report	7

FINANCIAL HIGHLIGHTS	SEXTANT BOND INCOME FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the year:
		Period ended	For the year ended November 30,
		May 31, 2001	2000	1999	1998	1997	1996
Net asset value at beginning of period		$4.56	$4.59	$5.00	$4.83	$4.76	$4.91
	Income from investment operations
	Net investment income	0.15	0.29	0.30	0.29	0.30	0.30
	Net gains or losses on securities
	(both realized and unrealized)	0.10	(0.03)	(0.41)	0.17	0.07	(0.12)
Total from investment operations		0.25	0.26	(0.11)	0.46	0.37	0.18
	Less distributions
	Dividends (from net investment income)
	Taxable	(0.15)	(0.29)	(0.30)	(0.29)	(0.30)	(0.30)
	Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions		(0.15)	(0.29)	(0.30)	(0.29)	(0.30)	(0.33)
Net asset value at end of period		$4.66	$4.56	$4.59	$5.00	$4.83	$4.76
Total return		5.48%	6.05%	(2.20)%	10.08%	8.24%	4.04%
Ratios/supplemental data
Net assets ($000), end of period		$1,586	$1,505	$885	$1,345	$1,092	$1,201
Ratio of expenses to average net assets		0.16%	0.35%	0.40%	0.30%	0.47%	0.63%
Ratio of net investment income to average net assets		3.32%	6.58%	6.31%	6.24%	6.85%	5.96%
Portfolio turnover rate		25%	0%	0%	51%	75%	77%

For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived,the increase to the ratio of expenses to average monthly net assets would be .33%, .64%, .66%, .61%, .63%, and .70%.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2001
Assets
	Bond Investments (Cost $1,511,957)	$1,517,785
	Cash	36,177
	Interest Receivable	29,083
	Insurance Reserve Premium	1,221
	Total Assets		1,584,266

Liabilities
	Other Liabilities	(1,412)
	Total Liabilities		(1,412)
Net Assets			$1,585,678

Fund Shares Outstanding			340,138

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	1,677,156
	Accumulated net realized loss on investments	(97,306)
	Unrealized net appreciation to Fund shares outstanding	5,828
	Net Assets applicable to Fund shares outstanding		$1,585,678
Net Asset Value, Offering and Redemption price per share			$4.66

(The accompanying notes are an integral part of these financial statements)

8	May 31, 2001 Semi-Annual Report

(graphic omitted) SEXTANT BOND INCOME FUND	STATEMENT OF OPERATIONS
For the Semi-Annual period ended May 31, 2001
Investment Income
	Interest income	$53,127
	Amortization of bond premium	(1,378)
	Accretion	11
	Miscellaneous income	53
	Gross investment income		51,813
Expenses
	Investment advisor and administration fee	4,459
	Professional fees	900
	Filing and registration fees	453
	Custodian fees	462
	Printing and postage	431
	Other expenses	611
	Total gross expenses	7,316
	Less: Advisor fees waived	(4,459)
	Less: Custodian fees waived	(462)
	Net expenses		2,395
	Net investment income		49,418
Net realized gain on investments
	Proceeds from sales	359,560
	Less: Cost of securities sold based on identified cost	369,320
	Realized net loss		(9,760)
Unrealized gain on investments
	End of period	5,828
	Beginning of period	(40,501)
	Increase in unrealized gain for the period		46,329
	Net realized and unrealized gain on investments		36,569
Net increase in net assets resulting from operations			$85,987

STATEMENT OF CHANGES IN NET ASSETS
		Period ended	Year ended
		May 31, 2001	Nov. 30, 2000
From Operations:
	Net investment income	$49,418	$76,637
	Net realized gain (loss) on investments	(9,760)	0
	Net increase in unrealized appreciation	46,329	4,544
	Net increase in net assets from operations	85,987	81,181

Dividends to shareowners from:
	Net investment income	(50,236)	(76,637)
	Capital gains distributions	0	0
	Total Distributions	(50,236)	(76,637)

Fund share transactions
	Proceeds from sales of shares	192,590	678,581
	Value of shares issued in reinvestment of dividends	49,588	74,941
		242,178	753,522
	Cost of shares redeemed	(197,421)	(138,153)
	Net increase in net assets from share transactions	44,757	615,369
Total increase in net assets		$80,508	$619,913
NET ASSETS
	Beginning of period	1,505,170	885,257
	End of period	1,585,678	1,505,170

Shares of the fund sold and redeemed
	Number of shares sold	41,351	151,874
	Number of shares issued in reinvestment of dividends	10,618	16,686
		51,969	168,560
	Number of shares redeemed	(42,274)	30,840
Net increase in number of shares outstanding		9,695	137,720

(The accompanying notes are an integral part of these financial statements)

May 31, 2001 Semi-Annual Report	9

INVESTMENTS	SEXTANT GROWTH FUND (graphic omitted)

Issue	Number of Shares	Cost	Market Value
Common Stocks (92.9%)
Banking (13.8%)
Convergys	2.500	$101,378	$102,750
Frontier Financial	4,000	90,207	93,640
JP Morgan Chase & Co.	1,500	85,433	73,725
Washington Mutual	6,750	44,124	240,435
SUB-TOTAL		321,142	510,550
Computers (15.6%)
Adobe Systems	4,800	50,490	190,896
Apple Computer*	4,000	67,473	79,800
Artisoft*	8,000	120,006	25,760
Intuit*	1,500	76,604	48,090
3Com*	1,225	6,248	6,811
Oracle*	8,000	28,059	122,400
Phoenix Technologies Ltd.*	3,062	29,149	40,265
Symbol Technologies	2,500	62,913	64,125
SUB-TOTAL		440,942	578,147
Construction (4.5%)
Building Materials Holding*	4,000	44,171	53,800
Weyerhaeuser	2,000	93,867	114,420
SUB-TOTAL		138,038	168,220
Electronics (.5%)
Agilent Technologies*	1,200	57,828	40,248
FLIR Systems*	5,000	50,676	80,250
Intel	1,200	81,338	32,412
SUB-TOTAL		189.,842	152,910
Hotels & Motels (2.1%)
Westcoast Hospitality*	12,000	92,520	76,800
Investments (12.5%)
Neuberger Berman	1,000	80,105	77,430
Schwab (Charles)	20,415	9,117	383,802
SUB-TOTAL		89,222	461,232

10	May 31, 2001 Semi-Annual Report

INVESTMENTS	SEXTANT GROWTH FUND (graphic omitted)

Issue	Number of Shares	Cost	Market Value

Machinery (1.1%)
Regal-Beloit	2,000	52,106	40,400
Medical (18.7%)
Affymetrix*	2,000	26,863	78,500
Immunex*	6,000	34,598	94,800
Ligand Pharmaceuticals	5,000	56,430	66,000
Lilly (Eli)	800	77,567	67,760
Pharmaceutical Product Development*	12,000	107,478	385,080
SUB-TOTAL		302,936	692,140
Metal Ores (1.6%)
Phelps Dodge	1,330	76,218	60,116
Oil & Gas Production (5.0%)
Noble Drilling*	2,000	14,212	85,400
Williams Companies	2,500	70,237	98,500
SUB-TOTAL		84,449	183,900
Publishing (1.3%)
Wiley (John) & Sons, Class A*	2,400	47,112	48,384
Retail (7.2%)
Saks*	4,000	56,357	46,160
Target	2,000	48,094	75,600
Whole Foods Market*	2,500	74,348	143,175
SUB-TOTAL		178,799	264,935
Telecommunications (0.2%)
Williams Communication Group*	2,055	9,731	8,631
Transportation (5.2%)
Airborne Inc.	5,000	60,308	54,450
Southwest Airlines	6,000	90,163	120,000
Trinity Industries	800	22,6587	18,000
SUB-TOTAL		173,128	192,450

Total Investments (92.9%)		$2,196,187	3,438,815
Other Assets (net of liabilities) (7.1%)			263,201
Total Net Assets (100%)			$3,702,016

*non-income producing

May 31, 2001 Semi-Annual Report	11

(graphic omitted) SEXTANT GROWTH FUND	FINANCIAL HIGHLIGHTS
Selected data per share of capital stock outstanding throughout the year:
		Period ended		For the year ended Nov 30,
		May 31, 2001	2000	1999	1998	1997	1996
Net asset value at beginning of period		$13.16	$12.68	$9.29	$9.58	$7.92	$7.42
	Income from investment operations
	Net investment income	(0..02)	(0..07)	(0.06)	0.02	0.01	0.00
	Net gains or losses on securities
	(both realized and unrealized)	(0.85)	1.36	4.26	(0.09)	2.41	0.50
Total from investment operations		(0.87)	1.29	4.20	(0.07)	2.40	0.50
	Less distributions
	Dividends (from net investment income)	0.00	0.00	(0.14)	(0.02)	(0.01)	0.00
	Distributions (from capital gains)	0.00	(0.81)	(0.67)	(0.20)	(0.73)	0.00
Total distributions		0.00	(0.81)	(0.81)	(0.22)	(0.74)	0.00
Net asset value at end of period		$12.29	$13.16	$12.68	$9.29	$9.58	$7.92
Total Return		(6.61%)	10.16%	44.76%	(0.97)%	30.30%	6.74%
Ratios / Supplemental Data
Net assets ($000), end of period		$3,702	$3,862	$3,116	$2,139	$2,188	$1,616
Ratio of gross expenses to average net assets		0.47%	1.05%	1.12%	0.66%	1.04%	0.95%
Ratio of net investment income to average net assets		(0.19)%	(0..51)%	(0.50)%	0.19%	(0.12)%	0.01%
Portfolio turnover rate		0%	20%	28%	41%	25%	32%

SEXTANT GROWTH FUND	STATEMENT OF ASSETS AND LIABILITIES (Graphic Omitted)
As of May 31, 2001
Assets
	Investments (Cost $2,196,187)	$3,438,815
	Cash	259,560
	Dividends Receivable	1,324
	Insurance Reserve Premium	1,215
	Total Assets		3,700,914

Liabilities
	Other Liabilities	(1,102)
	Total Liabilities		(1,102)

Net Assets			$3,702,016

Fund Shares Outstanding			301,055

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	$2,413,089
	Accumulated net realized gain on investments	46,299
	Unrealized net appreciation to Fund shares outstanding	1,242,628
	Net Assets applicable to Fund shares outstanding		$3,702,016

Net Asset Value, Offering and Redemption price per share			$12.29

(The accompanying notes are an integral part of these financial statements)

12	May 31, 2001 Semi-Annual Report

STATEMENT OF OPERATIONS
For the Semi-Annual period ended May 31, 2001

Investment Income
	Dividend income	$10,375
	Miscellaneous income	143
	Gross Investment Income		10,518

Expenses
	Investment Advisor and administration fee	11,171
	Professional fees	2,615
	Other expenses	1,714
	Custodian fees	1,334
	Printing and postage	1,273
	Filing and Registration fees	637
	Total gross expenses	18,744
	Less: Custodian fees waived	(1,334)
	Net expenses		17,410
	Net investment income		(6.892)

Net realized gain on investments
	Proceeds from sales	11,661
	Less: cost of securities sold based on identified cost	23,478
	Realized net loss		(11,817)

Unrealized gain on investments
	End of period	1,242,628
	Beginning of period	1,476,805
	Decrease in unrealized gain for the period		(234,177)
	Net realized and unrealized loss on investments		(245,994)

Net decrease in net assets resulting from operations			$(252,886)

(Graphic Omitted) STATEMENT OF CHANGES IN NET ASSETS	SEXTANT GROWTH FUND
		Period ended	Year ended
		May 31, 2001	Nov. 30, 2000
INCREASE IN NET ASSETS
From Operations:
	Net investment income (loss)	$(6,892)	$(20,519)
	Net realized gain (loss) on investments	(11,817)	210,239
	Net increase (decrease) in unrealized appreciation	268,323	738,243
	Net increase (decrease) in net assets from operations	(252,886)	282,096

Dividends to shareowners from:
	Net investment income	0	0
	Capital gains distributions	0	(223,550)
	Total Distributions	0	(223,550)

Fund share transactions
	Proceeds from sales of shares	238,437	759,028
	Value of shares issued in reinvestment of dividends	0	222,056
		238,437	981,084
	Cost of shares redeemed	(145,837)	(293,378)
	Net increase in net assets from share transactions	92,600	687,706
Total increase (decrease) in net assets		$(160,286)	$746,252

NET ASSETS
	Beginning of period	3,862,302	3,116,050
	End of period	3,702,016	3,862,302

Shares of the fund sold and redeemed
	Number of shares sold	19,032	50,682
	Number of shares issued in reinvestment of dividends	0	16,874
		19,032	67,556
	Number of shares redeemed	(11,521)	(19,692)
Net increase in number of shares outstanding		7,511	47,864

(The accompanying notes are an integral part of these financial statements)

May 31, 2001 Semi-Annual Report	13

INVESTMENTS	SEXTANT INTERNATIONAL FUND (Graphic Omitted)

Issue		Number of Shares	Cost	Market Value	Country
Common Stocks (79.0%)
Aircraft (3.8%)
Embraer Aircraft ADR		1,500	$38,169	$62,100	Brazil
Banking and Financial (12.6%)
Aegon NV ADR		1,224	11,512	32,766	Netherlands
Australia and New Zealand Bank ADR		500	10,875	19,450	Australia
AXA ADS		1,000	31,165	28,350	France
Banco Bilbao Vizcaya ADS		1,800	7,702	24,714	Spain
ING Groep ADS		700	36,134	45,395	Netherlands
Toronto-Dominion Bank		1,400	18,159	36,358	Canada
	SUB-TOTAL		115,547	187,033
Building Materials (3.9%)
C R H plc ADR		2,000	23,075	34,500	Ireland
Hanson plc ADR		800	24,574	28,376	UK
	SUB-TOTAL		47,649	62,876
Computers (12.9%)
Business Objects ADS*		6,000	19,570	191,460	France
Dassault Systems ADR		400	13,875	18,000	France
	SUB-TOTAL		33,445	209,460
Consumer Products (3.2%)
Coca-Cola Femsa ADS		1,500	9,750	33,525	Mexico
Gucci Group		200	10,925	18,066	Italy
	SUB-TOTAL		20,675	51,591
Country Funds (1.7%)
Austria Fund		2,000	16,784	13,020	Austria
Irish Investment Fund		1,082	12,626	14,077	Ireland
	SUB-TOTAL		29,410	27,097
Electronics (3.5%)
ASAT Holdings ADR		2,000	18,338	10,360	Hong Kong
Epcos AG ADS		500	34,206	30,675	Germany
Sony ADR		200	23,077	15,620	Japan
	SUB-TOTAL		75,621	56,655
Forestry (0.25)
Rubicon Limited*		12,000	1,865	2,850	New Zealand
Medical-Drugs (3.7%)
Aventis ADS		508	15,859	37,887	France
Glaxo Wellcome plc ADR		400	9,800	21,876	UK
	SUB-TOTAL		26,659	59,763
Metals & Mining (3.6%)
Potash Corp of Saskatchewan		300	21,164	18,315	Canada
Rio Tinto plc ADS		500	31,175	39,700	UK
	SUB-TOTAL		52,339	58,015

14	May 31, 2001 Semi-Annual Report

INVESTMENTS	SEXTANT INTERNATIONAL FUND (Graphic Omitted)

Issue	Number of Shares	Cost	Market Value	Country
Oil & Gas Production (5.2%)
Petroleum Geo-Services ADS*		1,000	10,979	11,300	Norway
Repsol-YPF ADR		2,000	43,592	36,180	Spain
Total Fina Elf ADR		500	21,864	36,870	France
	SUB-TOTAL		76,435	84,350
Paper Products (1.4%)
Metso ADS*		2,100	22,802	22,239	Finland
Photographic Equipment (3.5%)
Canon, Inc ADR		1,000	23,427	39,630	Japan
Fuji Photo Film ADR		400	10,050	16,880	Japan
	SUB-TOTAL		33,477	56,510
Real Estate (2.8%)
Intrawest		2,400	41,341	45,000	Canada
Telecommunications (7.2%)
BCE		900	15,830	22,842	Canada
Brasil Telecom Participacoes SA ADR		60	1,387	2,400	Brazil
British Sky Broadcasting ADS		300	11,063	18,675	UK
Gilat Satellite Networks Ltd*		600	35,865	7,590	Israel
Nortel Networks		1,412	82,968	18,822	Canada
PT Indosat ADR		1,000	20,952	8,400	Indonesia
Tele Norte Leste Participacoes ADR		335	6,933	5,310	Brazil
Telefonica ADS*		533	12,058	23,660	Spain
Telesp Celular Participacoes ADR		500	24,895	8,730	Brazil
	SUB-TOTAL		211,951	116,429
Transportation (6.2%)
Canadian Pacific Ltd.		1,200	34,108	49,560	Canada
Capstone Turbine*		171	4,318	5,621	United States
Desc ADR		2,700	42,981	20,925	Mexico
Lan Chile ADS		2,500	18,845	24,250	Chile
	SUB-TOTAL		100,252	100,356
Utilities-Electric (4.0%)
Enel ADR*		800	35,372	25,480	Italy
Enersis ADR		1,103	24,676	18,255	Chile
Korea Electric Power ADS		2,000	31,961	21,100	Korea
	SUB-TOTAL		92,009	64,835
Utilities-Gas (0.6%)
Transport de Gas del Sur ADR		1,500	18,808	10,395	Argentina

Total Investments (79.0%)			$1,037,454	1,277,554
Other Assets (net of liabilities) (21.0%)				340,249
Total Net Assets (100%)				$1,617,803

* Non-income producing

May 31, 2001 Semi-Annual Report	15

FINANCIAL HIGHLIGHTS	SEXTANT INTERNATIONAL FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the year:
			For the year ended November 30,
		Period ended May 31, 2000	2000	1999	1998	1997	1996
Net asset value at beginning of period		$8.52	$8.32	$6.81	$6.61	$5.87	$4.99
	Income from investment operations
	Net investment income	0.01	0.43	0.13	0.04	0.06	(0.03)
	Net gains or losses on securities (both realized and unrealized)	(0.51)	0.20	1.57	0.20	0.74	0.88
Total from investment operations		(0.50)	0.63	1.70	0.24	0.80	(0.91)
	Less distributions
	Dividends (from net investment income)	0.00	(0.43)	(0.12)	(0.04)	(0.06)	0.03
	Distributions (from capital gains)	0.00	0.00	(0.07)	0.00	0.00	0.00
Total distributions		0.00	(0.43)	(0.19)	(0.04)	(0.06)	0.03
Net asset value at end of period		$8.02	$8.52	$8.32	$6.81	$6.61	$5.87
Total return		(5.87)%	7.62%	24.90%	3.57%	13.58%	18.16%
Ratios/supplemental data
Net assets ($000), end of period		$1,618	$1,736	$1,162	$881	$881	$695
Ratio of expenses to average net assets		0.60%	1.20%	0.72%	1.16%	1.51%	1.80%
Ratio of net investment income to average net assets		0.17%	4.74%	1.74%	0.54%	0.93%	0.60%
Portfolio turnover rate		3%	11%	17%	18%	9%	11%

(graphic omitted) SEXTANT INTERNATIONAL FUND	STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2001

Assets
	Investments (Cost $1,037,454)	$1,277,554
	Cash	336,448
	Dividends Receivable	4,905
	Total Assets		1,618,907

Liabilities
	Other Liabilities	1,104
	Total Liabilities		1,104

Net Assets			1,617,803

Fund Shares Outstanding			201,637

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	1,401,415
	Accumulated net realized gain (loss) on investments	(23,712)
	Unrealized net appreciation to Fund shares outstanding	240,100
	Net Assets applicable to Fund shares outstanding		$1,617,803

Net Asset Value, Offering and Redemption price per share			$8.02

(The accompanying notes are an integral part of these financial statements)

16	May 31, 2001 Semi-Annual Report

STATEMENT OF OPERATIONS
For the Semi-Annual period ended May 31, 2001

Investment Income
	Dividend income (net Foreign Tax of $2,429)	$12,811
	Gross investment income		12,811
Expenses
	Investment Advisor and administration fee	6,044
	Custodian fees	1,476
	Printing and postage	1,106
	Professional fees	1,086
	Filing and Registration fees	995
	Other expenses	733
	Total gross expenses	11,440
	Less: Custodian fees waived	(1,476)
	Net expenses		9,964
	Net investment income		2,847
Net realized gain on investments
	Proceeds from sales	71,397
	Less: Cost of securities sold based on identified cost	93,459
	Realized net loss		(22,062)
Unrealized gain on investments
	End of period	240,100
	Beginning of period	325,101
	Decrease in unrealized gain for the period		(85,001)
	Net realized and unrealized loss on investments		(107,063)

Net decrease in net assets resulting from operations			$(104,216)

SEXTANT INTERNATIONAL FUND	STATEMENT OF CHANGES IN NET ASSETS (graphic omitted)
		Period ended	Year ended
		May 31, 2001	Nov. 30, 2000
INCREASE IN NET ASSETS
From Operations:
	Net investment income	$2,847	$82,879
	Net realized loss on investments	(22,062)	(1,570)
	Net decrease in unrealized appreciation	(85,001)	(82,543)
	Net decrease in net assets from operations	(104,216)	(1,234)

Dividends to shareowners from:
	Net investment income	0	(84,173)
	Capital gains distributions	0	0
	Total Distributions	0	(84,173)

Fund share transactions
	Proceeds from sales of shares	85,621	712,898
	Value of shares issued in reinvestment of dividends	0	83,581
		85,621	796,4797
	Cost of shares redeemed	(100,045)	(136,909)
	Net increase (decrease) in net assets from share transactions	(14,424)	659,570
Total increase (decrease) in net assets		$(118,640)	$574,163

NET ASSETS
	Beginning of period	1,736,443	1,162,280
	End of period	1,617,803	1,736,443

Shares of the fund sold and redeemed
	Number of shares sold	9,972	67,998
	Number of shares issued in reinvestment of dividends	0	9,810
		9,972	77,808
	Number of shares redeemed	(12,131)	(13,794)
Net increase (decrease) in number of shares outstanding		(2,159)	64,014

(The accompanying notes are an integral part of these financial statements)

May 31, 2001 Semi-Annual Report	17

ADDITIONAL PERFORMANCE INFORMATION
Average Annual Returns (as of 6/29/2001, per regulatory requirement)
		1 year	5 years	10 years
(Graphic Omitted)	Sextant Growth Fund	-16.96%	14.82%	10.72%
	Sextant International Fund	-24.59%	9.00%	9.29%*
	Sextant Short-Term Bond Fund	7.51%	5.82%	5.45%*
	Sextant Bond Income Fund	11.94%	7.26%	5.27%**
*Since inception, 9/28/95	**since inception, 3/1/93

Performance data quoted in this report represents past performance and is no guarantee of future performance. The investment return and principal value of investments in the Funds fluctuate daily, and an investor's shares when redeemed may be worth more or less than the original cost. Morningstar, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar, by category as determined by Morningstar. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. Results are shown for twelve months because of the Sextant Funds performance fee advisory structure.

PRIVACY STATEMENT

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. To that end, we want to insure that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.

Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 1-888 / 732-6262.

18	May 31, 2001 Semi-Annual Report

Notes to Financial Statements

Organization
Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

Unaudited Information
The information in this interim report has not been subject to independent audit.

Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Securities traded on a national exchange or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Fixed-income securities for which there are no publicly available market quotations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Income and Expenses:
Interest income is reduced by the amortization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturity. Interest income is increased by accretion only for bonds underwritten as original issue discounts. Market discounts are recorded as realized gains upon disposition. Cash dividends from equity securities are recorded as income on the ex-dividend date.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. The Adviser has agreed to certain limits on expenses, as described below.

Income taxes:
The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute substantially all of their taxable net income and realized net gains on investments. Therefore, no provision for Federal income taxes is required.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Transactions with Affiliated Persons
Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct Trust business. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index. No performance adjustment is applicable during the first year any Agreement is in place. The Adviser has voluntarily undertaken to limit expenses of Sextant Bond Income Fund and Sextant Short-Term Bond Fund to 0.60% through March 31, 2001 and waives its investment advisory and administrative fee as to either Fund completely so long as assets of that Fund are less than $2 million.

For the six months ended May 31, 2001, Sextant Bond Income Fund and Sextant Growth Fund incurred advisory expenses of $4,459 and $11,171, respectively. Sextant International Fund incurred advisory expenses of $6,044 and Sextant Short-Term Bond Fund incurred advisory expenses of $6,190.

In accordance with the expense waiver noted above, for the six months ended May 31, 2001, Saturna Capital waived $3,834 of the Sextant Short-Term Bond Fund advisory fee and $4,459 of that of Sextant Bond Income Fund.

In accordance with the expense waiver noted above, for the six months ended May 31, 2000, Saturna Capital waived $3,304 of the Sextant Short-Term Bond Fund advisory fee and $2,977 of that of Sextant Bond Income Fund.

The Trust acts as a distributor of its own shares, except in those states in which Investors National Corporation (a subsidiary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as distributor without compensation.

Investors National Corporation is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund, and was paid $288 and $218, respectively in commissions at discount rates during the six months ended May 31, 2001.

May 31, 2001 Semi-Annual Report	19

Web: http://www.saturna.com
E-mail: sextant@saturna.com

(logo)

Saturna Capital
Mutual Funds

1-800/SATURNA
(800/728-8762)
1-888/732-6262 for automated assistance,
including fund prices

This report is issued for the information of the shareoweners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

SEXTANT Mutual Funds
(graphic omitted)
SHORT-TERM BOND BOND INCOME GROWTH INTERNATIONAL SEMI-ANNUAL REPORT May 31, 2001